Other payables and accrued expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Dividend payables	$ 80		$ 86
Deposit received from customers	5		6
Rental deposit received	3		3
Accruals for operating expenses	951		1,360
Other tax payables	192		130
Other payables and accrued expenses	$ 1,231		$ 1,585
ZHEJIANG TIANLAN
Other tax payables | ¥		¥ 8,193		¥ 6,724
Other payables and accrued expenses | ¥		88,501		18,428
Accrued expenses | ¥		8,731		8,315
Output VAT | ¥		5,967		5,468
Deposits received and temporary receipts | ¥		¥ 73,803		¥ 4,645